Combined and Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,673,578	¥ 26,152,199	¥ 17,076,187	¥ 11,223,532
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	1,999	14,234	23,824	111,762
Amortization of the right-of-use assets	22,575	160,714	183,518	175,196
(Reversal) provision of allowance for doubtful accounts	165,859	1,180,751	(638,163)	217,913
Provision of allowance for contract assets	277,433	1,975,049	1,038,763	213,426
Changes in operating assets and liabilities
Accounts receivable	(540,614)	(3,848,632)	3,578,021	(7,367,981)
Other receivable	(86,481)	(615,657)	634,367	(433,004)
Prepaid expenses and other current assets	(104,643)	(744,957)	2,547,812	(1,947,530)
Contract assets	(17,337,942)	(123,428,810)	(22,484,959)	(51,495,787)
Amount due from related parties	145,998	1,039,361	16,315,750	(778,677)
Deferred tax assets	(66,324)	(472,162)	(62,886)	47,686
Non-current assets	(861,108)	(6,130,228)	(1,687,833)	(2,284,756)
Accounts payable	(873,216)	(6,216,427)	10,341,989	8,460,492
Accrued expenses and other current liabilities	14,359,973	102,228,648	31,327,596	22,141,173
Income tax payable	707,264	5,035,009	3,143,161	2,105,676
Contract liabilities	82,739	589,017	(9,523,591)	2,089,726
Amount due to related parties	(1,292,708)	(9,202,790)	14,359,947	86,910
Lease liabilities	(20,367)	(144,991)	(183,518)	(175,196)
Other Current liabilities	1,782,502	12,689,631	3,210,818	3,982,357
Net cash (used in) provided by operating activities	36,517	259,959	69,200,803	(13,627,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment			(11,800)	(99,010)
Acquisition of Julong Online			(59,098,500)
Net cash used in investing activities			(59,110,300)	(99,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from short-term borrowing	4,509,060	32,100,000		10,000,000
Repayment of short-term borrowing	(3,104,369)	(22,100,000)	(10,000,000)	(10,000,000)
Capital contribution from shareholder				25,000,000
Payment of deferred offering costs	(605,150)	(4,308,063)	(4,933,304)
Proceeds from issuance of ordinary shares	4,990,000	35,523,810
Net cash (used in) provided by financing activities	5,789,541	41,215,747	(14,933,304)	25,000,000
Effect of exchange rate changes on cash and restricted cash	(13)	(91)
Net increase (decrease) in cash, cash equivalents and restricted cash	5,826,045	41,475,615	(4,842,801)	11,273,908
Cash, cash equivalents and restricted cash at beginning of the year	2,917,844	20,772,130	25,614,931	14,341,023
Cash, cash equivalents and restricted cash at end of the year	8,743,889	62,247,745	20,772,130	25,614,931
Supplemental disclosure of cash flow information
- Income taxes paid (refund)	(10,781)	(76,747)	(57,745)	49,921
- Interest paid	$ 15,310	¥ 108,990	¥ 9,000	¥ 93,692